Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2022
Land use rights, net
Schedule of land use rights, net	Land use rights, net consist of the following:

	As of December 31,
	2021	2022

	(RMB in millions)
Land use rights	15,253	35,481
Less: accumulated amortization	(925)	(1,633)

Net book value	14,328	33,848

Schedule of amortization expenses related to the land use rights for future periods
As of December 31, 2022, amortization expenses related to the land use rights for future periods are estimated to be as follows:

	For the year ended December 31,
	2023	2024	2025	2026	2027	2028 and thereafter

	(RMB in millions)
Amortization expenses	791	791	791	791	791	29,893